Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Year ended 30 June 2025	Land and buildings $’000	Plant and equipment $’000	Mine properties $’000	Capital works in progress $’000	Exploration and evaluation $’000	Total $’000
Cost
At the beginning of the financial year	48,631	355,931	256,932	28,138	84,487	773,119
Additions	–	–	65	19,662	27,345	47,072
Changes in closure provision estimate	–	3,246	–	–	–	3,246
Disposals	–	–	–	(575)	(509)	(1,084)
Foreign exchange rate differences	247	6,341	5,985	984	1,230	14,787
Transfers and other movements	6,528	7,121	10	(12,115)	(1,544)	–
At the end of the financial year	55,406	371,639	262,992	36,094	111,009	837,140
Accumulated depreciation and impairment
At the beginning of the financial year	(1,319)	(34,049)	(3,903)	–	(7,231)	(46,502)
Depreciation charge for the year	(3,721)	(27,711)	(7,165)	–	–	(38,597)
Impairment charge for the year (1)	(25,287)	(164,815)	(67,815)	(13,393)	–	(271,310)
Disposals	–	–	–	–	509	509
Foreign exchange rate differences	(287)	(1,196)	(1,918)	(124)	(18)	(3,543)
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(30,614)	(227,771)	(80,801)	(13,517)	(6,740)	(359,443)
Net book value as at 30 June 2025	24,792	143,868	182,191	22,577	104,269	477,697

Year ended 30 June 2024
Cost
At the beginning of the financial year	6,215	322,193	230,126	158	129,958	688,650
Additions	–	1,963	–	105,565	33,341	140,869
Changes in closure provision estimate	–	(10,121)	–	–	–	(10,121)
Disposals	–	(93)	–	(4,991)	(4,809)	(9,893)
Foreign exchange rate differences	(611)	(8,488)	(4,057)	(8,518)	(7,245)	(28,919)
Transfers and other movements (2)	43,027	49,477	30,863	(64,076)	(66,758)	(7,467)
At the end of the financial year	48,631	355,931	256,932	28,138	84,487	773,119
Accumulated depreciation and impairment
At the beginning of the financial year	(406)	(5,005)	(1,166)	–	–	(6,577)
Depreciation charge for the year	(921)	(29,976)	(2,880)	–	–	(33,777)
Impairment charge for the year (1)	–	–	–	–	(7,266)	(7,266)
Disposals	–	72	–	–	–	72
Foreign exchange rate differences	8	860	143	–	35	1,046
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(1,319)	(34,049)	(3,903)	–	(7,231)	(46,502)
Net book value as at 30 June 2024	47,312	320,882	253,029	28,138	77,256	726,617

(1)	Refer to Note 14 for further details on impairment of non-financial assets.
(2)	The credit balance of $7.5 million relates to the reclassification of amounts previously recognised as deferred income.

Asset's Useful Life of Mine or Lease
Asset category	Depreciation method
Buildings	2 to 20 years straight-line
Mine properties (including mineral rights)	Based on ore reserves on a units of production basis
Plant and equipment	2 to 20 years straight-line
Right-of-use assets	Based on the shorter of the asset’s useful life or term of the lease (straight-line)